Defined Benefit Liabilities (Assets)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Defined Benefit Liabilities (Assets)
20.	Defined Benefit Liabilities (Assets)

(1)	Details of defined benefit liabilities (assets) as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Present value of defined benefit obligations	₩	1,051,508	1,142,324
Fair value of plan assets		(1,256,985)	(1,294,567)

Defined benefit assets(*)		(205,477)	(154,329)

Defined benefit liabilities		—	2,086

(*)
Since the Group entities neither have legally enforceable right nor intention to settle the defined benefit obligations of Group entities with defined benefit assets of other Group entities, defined benefit assets of Group entities have been separately presented from defined benefit liabilities.

(2)	Principal actuarial assumptions as of December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Discount rate for defined benefit obligations	3.51% ~ 4.57%	3.35% ~ 4.24%
Expected rate of salary increase	2.00% ~ 6.22%	2.00% ~ 5.42%
Discount rate for defined benefit obligation is determined based on market yields of high-quality corporate bonds with similar maturities for estimated payment term of defined benefit obligation. Expected rate of salary increase is determined based on the Group’s historical promotion index, inflation rate and salary increase ratio.

(3)	Changes in present value of defined benefit obligations for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025		2024
Beginning balance	₩	1,142,324	1,121,679
Current service cost		123,241	130,538
Interest cost		42,399	47,463
Remeasurement - Demographic assumption		264	(761)
- Financial assumption		(14,087)	49,788
- Adjustment based on experience		26,041	(15,085)
Benefit paid(*1)		(270,415)	(157,801)
Past service cost		1,693	6,795
Changes in consolidation scope		—	(2,458)
Others(*2)		48	(37,834)

Ending balance	₩	1,051,508	1,142,324

(*1)	Benefit paid includes payments arising from changes to the retirement benefit plan for the years ended December 31, 2025 and 2024.
(*2)	Others include changes in liabilities due to employees’ transfers among affiliates and reclassification as liabilities held for sale for the years ended December 31, 2025 and 2024.

(4)	Changes in fair value of plan assets for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025		2024
Beginning balance	₩	1,294,567	1,292,416
Interest income		46,765	54,215
Remeasurement		1,406	729
Contributions		182,076	124,921
Benefit paid(*1)		(264,521)	(131,031)
Changes in consolidation scope		—	(2,151)
Others(*2)		(3,308)	(44,532)

Ending balance	₩	1,256,985	1,294,567

(*1)	Benefit paid includes payments arising from changes to the retirement benefit plan for the years ended December 31, 2025 and 2024.
(*2)	Others include changes in assets due to employees’ transfers among affiliates and reclassification as assets held for sale for the years ended December 31, 2025 and 2024.
The Group’s expected contributions to the defined benefit plan for the year ended December 31, 2026, amounts to ₩167,383 million.

(5)	Total cost of defined benefit plan, which is recognized in profit or loss for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025		2024
Current service cost	₩	123,241	130,538
Net interest income		(4,366)	(6,752)
Past service cost		1,693	6,795

	₩	120,568	130,581

Costs related to the defined benefit plan except for the amounts transferred to construction in progress are included in labor expenses and research and development expenses.

(6)	Details of plan assets as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Equity instruments	₩	102,046	67,184
Debt instruments		238,979	394,138
Short-term financial instruments, etc.		915,960	833,245

	₩	1,256,985	1,294,567

(7)	Sensitivity analysis
As of December 31, 2025, reasonably possible changes to each of the significant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

(In millions of won)
	0.5%p Increase		0.5%p Decrease
Discount rate	₩	(37,121)	39,709
Expected salary increase rate		39,780	(37,537)
A sensitivity analysis does not consider dispersion of all cash flows that are expected from the plan but provides approximate values of sensitivity for the assumptions used.
The weighted average duration of defined benefit obligations as of December 31, 2025 and 2024 is
 7.33 years and 7.46 years, respectively.

(8)	Defined contribution plan
The amount recognized as an expense for defined contribution plans are ₩35,454 million and ₩29,784 million for the years ended December 31, 2025 and 2024, respectively.